Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Share Capital	Composed as follows
	Number of shares				Amount
	Authorized		Issued and paid		Authorized		Issued and paid
	December 31,		December 31,		December 31,		December 31,
	2024	2023	2024	2023	2024	2023	2024	2023
	In thousands				NIS in thousands		USD in thousands
Ordinary shares of no-par value as of December 31, 2024, and 2023	200,000	200,000	32,259	27,989	-	-	-	-

Schedule of Grants of Options to Employees and Other Service	The following are the grants of options to employees and other service providers:
Date of grant	Number of options granted	exercise price per option to ordinary shares	Exercise currency	Fair value on grant date (USD in thousands)	Number of options outstanding- December 31, 2024	Number of options exercisable at December 31, 2024	Expiration date
January 2019(*)	150,000	11.8	NIS	257	112,500	112,500	January 9, 2025
July 2019(*)	62,500	11.8	NIS	92	62,500	62,500	July 25, 2025
June 2020	62,500	11.8	NIS	82	62,500	62,500	May 31, 2026
July 2020(*)	37,500	8.96	NIS	36	37,500	37,500	July 8, 2026
June 2021(*)	900,000	1.783	USD	1,221	900,000	900,000	June 29, 2027
June 2021	280,000	1.783	USD	380	262,500	262,500	June 29, 2027
June 2021	100,000	1.783	USD	136	100,000	100,000	June 1, 2027
October 2021	90,000	1.783	USD	91	75,000	75,000	October 12, 2027
Total	1,682,500				1,612,500	1,612,500

(*)	Granted to related parties.

Schedule of Options Calculated Using the Black and Scholes Options Pricing Model

The fair value of all of the options was calculated using the Black and Scholes options pricing model, and based on the following assumptions:

Date of grant	Fair value on grant date- in thousands	Share price on date of grant	Expected dividend	Expected volatility	Risk free interest	Vesting conditions	Expected term
January 2019	947 NIS	10.12 NIS	None	74%	1.45%	will vest in 12 equals quarterly instalments over a three-year period commencing October 1, 2018	6 years
July 2019	325 NIS	8.72 NIS	None	75%	1.12%	25% will vest on the first anniversary of the grant date and 75% will vest on a quarterly basis over a period of three years thereafter	6 years
June 2020	282 NIS	7.94 NIS	None	74%	0.53%	will vest in 12 equals quarterly instalments over a three-year period commencing June 1, 2020	6 years
July 2020	124 NIS	5.8 NIS	None	74%	0.37%	will vest in 12 equals quarterly instalments over a three-year period commencing July 9, 2020	6 years
June 2021	1,737 USD	1.8 USD	None	87%	0.69%	will vest over a period of 3 years commencing on April 1, 2021(except for 2,000,000 options commencing on June 1, 2021), with 1/12 of such options vesting at the end of each subsequent three-month period following the grant	6 years
October 2021	91 USD	1.4 USD	None	85%	0.47%	will vest over a period of 3 years commencing on October 12, 2021, with 1/12 of such options vesting at the end of each subsequent three-month period following the grant	6 years

Schedule of Share Options and the Weighted Averages of Their Exercise Prices	The changes in the number of share options and the weighted averages of their exercise prices are as follows:
	For the year ended December 31,
	2024		2023		2022
	Number of options	Weighted average of exercise price per 1 ordinary share-(NIS)	Number of options	Weighted average of exercise price per 1 ordinary share-(NIS)	Number of options	Weighted average of exercise price per 1 ordinary share-(NIS)
Outstanding at the beginning of year	1,627,500	6.81	1,673,850	7.00	1,674,950	7.02
Granted			-	-	-	-
Forfeited	(15,000)	11.8	(32,500)	5.78	(1,100)	32.4
Expired			(13,850)	32.4	-	-
Outstanding at year end	1,612,500	6.77	1,627,500	6.81	1,673,850	7.00
Exercisable at year end	1,612,500	6.77	1,488,958	6.91	1,039,579	7.57